Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 27,796	$ 28,168
Goodwill resulting from business combinations	256
Goodwill, foreign currency translation and other	(628)
Otis [Member]
Goodwill [Line Items]
Goodwill	1,664	1,741
Goodwill resulting from business combinations	35
Goodwill, foreign currency translation and other	(112)
UTC Climate, Controls and Security [Member]
Goodwill [Line Items]
Goodwill	9,408	9,727
Goodwill resulting from business combinations	13
Goodwill, foreign currency translation and other	(332)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,481	1,273
Goodwill resulting from business combinations	208
Goodwill, foreign currency translation and other	0
UTC Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill	14,892	15,069
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	(177)
Sikorsky [Member]
Goodwill [Line Items]
Goodwill	347	353
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	(6)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	4	5
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	(1)
Total Segments [Member]
Goodwill [Line Items]
Goodwill	27,792	28,163
Goodwill resulting from business combinations	256
Goodwill, foreign currency translation and other	$ (627)